Goodwill and Other Intangibles - Other Intangible Assets and Related Accumulated Amortization (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	$ 1,933	$ 1,986
Other intangible assets subject to amortization, Accumulated Amortization	1,402	1,412
Other intangible assets subject to amortization, Net	531	574
Total other intangible assets, Gross	2,209	2,262
Total other intangible assets, Net	807	850
Trademarks [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets not subject to amortization	276	276
Dealer Networks [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	285	285
Other intangible assets subject to amortization, Accumulated Amortization	136	131
Other intangible assets subject to amortization, Net	$ 149	154
Other intangible assets subject to amortization, Weighted Average Life	15 years
Patents, concessions and licenses and other [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Gross	$ 1,648	1,701
Other intangible assets subject to amortization, Accumulated Amortization	1,266	1,281
Other intangible assets subject to amortization, Net	$ 382	$ 420
Patents, concessions and licenses and other [Member] | Minimum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	5 years
Patents, concessions and licenses and other [Member] | Maximum [Member]
Schedule Of Indefinite And Finite Lived Intangible Assets [Line Items]
Other intangible assets subject to amortization, Weighted Average Life	25 years